Cover	Oct. 12, 2021
Cover [Abstract]
Entity Registrant Name	ZIVO BIOSCIENCE, INC.
Entity Central Index Key	0001101026
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 12, 2021
Entity Incorporation State Country Code	NV
Entity File Number	000-30415
Entity Tax Identification Number	87-0699977
Entity Address Address Line 1	2804 Orchard Lake Road
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Keego Harbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48320
City Area Code	248
Local Phone Number	452-9866
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ZIVO
Security Exchange Name	NASDAQ